Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Intangible Assets, Net
Intangible Assets, Net
9.	Intangible Assets, Net

Intangible assets, net consist of the following:

	Amortization
	Period (years)	March 31, 2023	December 31, 2022
Franchise right - authorized by THRI	20	68,717,000	69,646,000
Franchise right – authorized by PLK	20	36,278,254	—
Franchise right - upfront franchise fees	2-12	53,227,919	51,035,322
Less: accumulated amortization		(27,349,106)	(24,663,009)
Intangible assets, net		130,874,067	96,018,313

On March 30, 2023, the Company acquired the exclusive franchise right authorized by PLK, and is authorized to develop and operate stores branded “Popeyes” throughout mainland China and Macau, RMB36,367,476 was recognized as franchise right authorized by PLK with a 20 years amortization period (see Note 2).

Amortization of intangible assets was RMB2,686,097 and RMB2,053,718, out of which, RMB1,102,939 and RMB 793,537 was recognized in Franchise and royalty expenses for the three months ended March 31, 2023 and 2022, respectively.

The estimated future amortization expenses related to the intangible assets are set forth as follows:

Nine months ending December 31, 2023	10,193,138
Year ending December 31, 2024	13,422,900
2025	13,135,378
2026	12,193,348
2027	10,714,208
Thereafter	71,215,095
130,874,067

9.Intangible Assets, Net

Intangible assets, net consist of the following:

	Amortization
	Period (years)	December 31, 2022	December 31, 2021
Franchise right – authorized by THRI	20	69,646,000	63,757,000
Franchise right – upfront franchise fees	2 – 12	51,035,322	28,156,287
Less: accumulated amortization		(24,663,009)	(14,319,607)
Intangible assets, net		96,018,313	77,593,680

Amortization of intangible assets was RMB9,319,001, RMB6,763,487 and RMB4,136,128, out of which, RMB3,712,684, RMB3,223,700 and RMB 3,444,650 was recognized in Franchise and royalty expenses for the years ended December 31, 2022, 2021 and 2020, respectively.

9.Intangible Assets, Net (continued)

The estimated future amortization expenses related to the intangible assets are set forth as follows:

Year ending December 31, 2023	11,511,475
2024	11,361,548
2025	11,069,647
2026	10,139,360
2027	8,665,568
Thereafter	43,270,715
96,018,313